Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	£ 88	£ 364
Exchange adjustments	2	(15)
Additions	1	1
Disposals	0	(278)
Distributions received	(6)	(9)
Net fair value movements through Other comprehensive income	(9)	28
Impairment of interest in associates	0	(36)
Profit/(loss) after tax recognised in the consolidated income statement	(2)	33	£ 33
Ending of investments	74	88	364
Joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	12	15
Exchange adjustments	1
Additions	0
Disposals	0
Distributions received	0
Net fair value movements through Other comprehensive income	0
Impairment of interest in associates	0
Profit/(loss) after tax recognised in the consolidated income statement	(3)	(3)	0
Ending of investments	10	12	15
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	76	349
Exchange adjustments	1	(15)
Additions	1	1
Disposals	0	(278)
Distributions received	(6)	(9)
Net fair value movements through Other comprehensive income	(9)	28
Impairment of interest in associates	0	(36)
Profit/(loss) after tax recognised in the consolidated income statement	1	36
Ending of investments	£ 64	£ 76	£ 349